Reverse Capitalization and Business Combination - Summary of Shares Outstanding Consummation of the Merger (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 13, 2022	Jun. 30, 2022	Jun. 30, 2020	Jun. 30, 2021
Disclosure In Tabular Form Of Shares Outstanding Following The Merger [Line Items]
Common stock shares outstanding		148,893,898		99,915,561
Shares issued to legacy, Value		$ 49,962	$ 23,910
DCRN
Disclosure In Tabular Form Of Shares Outstanding Following The Merger [Line Items]
Less redemption of DCRN shares, Shares		(34,931,806)
Less redemption of DCRN shares, Value
Merger Agreement | DCRN
Disclosure In Tabular Form Of Shares Outstanding Following The Merger [Line Items]
Shared issued to legacy, Shares	15,380,694	15,380,694
Less redemption of DCRN shares, Value	$ 349,300
Shares issued to legacy, Value		$ 53,183
Merger Agreement | Legacy Tritium
Disclosure In Tabular Form Of Shares Outstanding Following The Merger [Line Items]
DCFC shares issued to legacy Tritium stockholders, Shares	120,000,000	120,000,000
DCFC shares issued to legacy Tritium stockholders, Value		$ 139,762
Merger Agreement | Private Investment In Public Equity Subscription Agreement
Disclosure In Tabular Form Of Shares Outstanding Following The Merger [Line Items]
Shared issued to legacy, Shares	2,500,000	2,500,000
Shares issued to legacy, Value	$ 15,000	$ 15,000
Before Merger
Disclosure In Tabular Form Of Shares Outstanding Following The Merger [Line Items]
Common stock shares outstanding		50,312,500
Common Stock, Value
Issued To The Shareholders Of The Acquiree And In Private Placement
Disclosure In Tabular Form Of Shares Outstanding Following The Merger [Line Items]
Shared issued to legacy, Shares		17,880,694
Shares issued to legacy, Value		$ 68,183
After Merger
Disclosure In Tabular Form Of Shares Outstanding Following The Merger [Line Items]
Common stock shares outstanding		137,880,694
Common Stock, Value		$ 207,945